RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES
27.	RELATED PARTY TRANSACTIONS AND BALANCES

(a) Related party balances

Outstanding amounts due from/to related parties as of December 31, 2013 and 2014 were as follows:

	As of December 31,
	2013	2014
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)	17,631,474	-
Accounts receivable due from Gausu Jintai Electronic Power Company Ltd.("Guasu Jintai", an affiliated company, in which the Group owns 28% equity interests)	266,510,538	174,533,796

Advance to related parties:
Advances to subsidiaries of ReneSola Ltd.	-	1,183,768

Notes receivables from related parties:
Notes receivable due from Gausu Jintai	42,900,000	-

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	216,255	163,499

Total	327,258,267	175,881,063

Accounts payable due to a related party:
Accounts payable due to a subsidiary of ReneSola	2,468,361	12,544
Accounts payable due to Jiangxi Desun Energy Co., Ltd. (Desun, an entity in which the Shareholders, each holds more than 10%, and collectively hold 73%, of the equity interest)	-	1,465,985

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	3,261,649	7,577,316

Total	5,730,010	9,055,845

Borrowings due to subsidiaries of China Development Bank* (Note 20)	358,000,000	1,356,140,000

Accrued interest due to subsidiaries of China Development Bank	788,908	2,696,440

*	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank.

(1)	Advances of travelling and other business expenses to executive directors who are also shareholders represent the amounts the Company advanced to them for expected expenses, charges and incidentals relating to their business development activities.

(2)	Balances due to related parties are interest-free, not collateralized, and have no definitive repayment terms.

(b) Related party transactions

For the years ended December 31, 2012, 2013 and 2014, revenues from sales of products and provision of processing services to subsidiaries of ReneSola amounted to RMB201,355,631, RMB33,936,022 and RMB557,097, respectively.

For the transactions with ReneSola during 2012, these sales and purchases transactions were conducted simultaneously and there was direct linkage between any one or group of buy transactions with any one or group of sell transactions. There was also correlation between the value of raw materials received and the value of finished goods delivered pursuant to the contractual arrangement. These buy and sell transactions with the same counterparty were recognized at net basis and presented separately as sales in the Group's consolidated financial statements.

For the transaction with ReneSola during 2013, the Group entered into processing services agreements with subsidiaries of ReneSola, and revenue related to provision of processing services was recognised when such services had been performed.

For the years ended December 31, 2012, 2013 and 2014, raw materials purchased from a subsidiary of ReneSola amounted to nil, RMB3,968,340 and RMB22,977,148, respectively.

For the years ended December 31, 2012, 2013 and 2014, raw materials purchased from a subsidiary of Desun amounted to nil,nil and RMB1,252,979, respectively.

On January 1, 2008, Desun and Jiangxi Jinko entered into an operating lease agreement pursuant to which Desun leased its buildings and land use rights to Jiangxi Jinko for a ten-year period from January 1, 2008 to December 31, 2017. Desun was deconsolidated from the Company on July 28, 2008 and became a related party of the Group. For the years ended December 31, 2012, 2013 and 2014, Desun charged Jiangxi Jinko RMB1,100,304, RMB1,100,304 and RMB1,100,304 in rent, respectively.

On December 20, 2012, JinkoSolar has signed a strategic cooperation agreement with Jinchuan Group Co., Ltd. ("Jinchuan Group"), a Chinese state-owned enterprise, to jointly invest and establish a Company (“Gansu Jintai” or “investee”), to develop 200 MW photovoltaic ("PV") solar power plant in Jinchang, Gansu Province, China. For the year ended December 31, 2012, 2013 and 2014, sales of solar module to Jinchuan Group amounted to nil, RMB758,075,064 and nil.

During the years ended December 31, 2013 and 2014, the Shareholders provided guarantees for the Group's several short-term and long-term bank borrowings. As of December 31, 2013 and 2014, the balances of short-term borrowings guaranteed by the Shareholders were RMB605,000,000 and RMB494,963,947, respectively. As of December 31, 2013 and 2014, the balances of long-term borrowings guaranteed by the Shareholders were nil and RMB141,400,000, respectively (Note 20).

For the years ended December 31, 2012, 2013 and 2014, borrowings from subsidiaries of China Development Bank amounted to nil, RMB 360,000,000 and RMB 1,002,140,000, respectively. Repayment of borrowings to subsidiaries of China Development Bank amounted to nil, RMB 2,000,000 and RMB 4,000,000, respectively. Interest charges in connection with the borrowings from China Development Bank amounted to nil, RMB 20,114,758 and RMB 52,883,293, respectively.